Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund IV
Entity Central Index Key	0001517936
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000102880 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust North American Energy Infrastructure Fund
Class Name	First Trust North American Energy Infrastructure Fund
Trading Symbol	EMLP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust North American Energy Infrastructure Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/EMLP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/EMLP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust North American Energy Infrastructure Fund	$49	0.95%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%	[1]
Net Assets	$ 3,118,989,149
Holdings Count | Holding	68
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$3,118,989,149
Total number of portfolio holdings	68
Portfolio turnover rate	21%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Energy Transfer, L.P.	7.6%
Enterprise Products Partners, L.P.	7.4%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	5.8%
MPLX, L.P.	5.1%
Plains GP Holdings, L.P., Class A	4.6%
ONEOK, Inc.	3.7%
National Fuel Gas Co.	3.5%
Kinder Morgan, Inc.	3.3%
PPL Corp.	2.6%
Williams (The) Cos., Inc.	2.5%
Industry Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Energy Transfer, L.P.	7.6%
Enterprise Products Partners, L.P.	7.4%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	5.8%
MPLX, L.P.	5.1%
Plains GP Holdings, L.P., Class A	4.6%
ONEOK, Inc.	3.7%
National Fuel Gas Co.	3.5%
Kinder Morgan, Inc.	3.3%
PPL Corp.	2.6%
Williams (The) Cos., Inc.	2.5%

C000105232 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Senior Loan Fund
Class Name	First Trust Senior Loan Fund
Trading Symbol	FTSL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Senior Loan Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTSL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTSL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Senior Loan Fund	$43	0.85%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[2]
Net Assets	$ 2,350,975,318
Holdings Count | Holding	259
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$2,350,975,318
Total number of portfolio holdings	259
Portfolio turnover rate	74%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Industry Allocation
Software	14.7%
Insurance	14.2%
Money Market Funds	8.1%
Hotels, Restaurants & Leisure	5.8%
Health Care Providers & Services	5.5%
Health Care Technology	5.3%
IT Services	4.9%
Professional Services	4.4%
Food Products	3.4%
All Other	33.7%
Credit Quality (1)
(1) The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are privately rated.
C000121641 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Tactical High Yield ETF
Class Name	First Trust Tactical High Yield ETF
Trading Symbol	HYLS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Tactical High Yield ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/HYLS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/HYLS
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Tactical High Yield ETF	$48	0.96%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.96%	[3]
Net Assets	$ 1,646,046,773
Holdings Count | Holding	329
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$1,646,046,773
Total number of portfolio holdings	329
Portfolio turnover rate	30%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Industry Allocation
Insurance	18.0%
Software	11.4%
Containers & Packaging	6.6%
Hotels, Restaurants & Leisure	6.2%
Media	5.2%
Health Care Providers & Services	4.8%
Trading Companies & Distributors	4.8%
Commercial Services & Supplies	4.7%
Food Products	3.5%
All Other	34.8%
Credit Quality (1)
(1) The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are privately rated.
C000142755 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Enhanced Short Maturity ETF
Class Name	First Trust Enhanced Short Maturity ETF
Trading Symbol	FTSM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Enhanced Short Maturity ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTSM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTSM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Enhanced Short Maturity ETF	$22	0.44%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[4]
Net Assets	$ 6,658,805,607
Holdings Count | Holding	497
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$6,658,805,607
Total number of portfolio holdings	497
Portfolio turnover rate	39%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
AutoNation, Inc., 4.92%, 05/01/25	1.0%
Targa Resources Corp., 4.66%, 05/01/25	0.9%
U.S. Treasury Bill, 0.00%, 05/08/25	0.7%
Cabot Corp., 4.66%, 05/01/25	0.7%
Infor, Inc., 1.75%, 07/15/25	0.5%
CRH America, Inc., 3.88%, 05/18/25	0.5%
Williams Cos. (The), Inc., 4.00%, 09/15/25	0.5%
Crown Castle, Inc., 4.45%, 02/15/26	0.5%
Canadian Natural Resources Ltd., 2.05%, 07/15/25	0.5%
Fidelity National Information Services, Inc., 1.15%, 03/01/26	0.5%
Credit Quality (1)
(1) The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Ratings are measured highest to lowest on a scale that generally ranges from AAA to D for long-term ratings and A-1 to C for short-term ratings. Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher or a short-term credit rating of A-3 or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under “Government & Agency.” Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Ratings are measured highest to lowest on a scale that generally ranges from AAA to D for long-term ratings and A-1 to C for short-term ratings. Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher or a short-term credit rating of A-3 or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under “Government & Agency.” Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO.
Largest Holdings [Text Block]
Top Ten Holdings
AutoNation, Inc., 4.92%, 05/01/25	1.0%
Targa Resources Corp., 4.66%, 05/01/25	0.9%
U.S. Treasury Bill, 0.00%, 05/08/25	0.7%
Cabot Corp., 4.66%, 05/01/25	0.7%
Infor, Inc., 1.75%, 07/15/25	0.5%
CRH America, Inc., 3.88%, 05/18/25	0.5%
Williams Cos. (The), Inc., 4.00%, 09/15/25	0.5%
Crown Castle, Inc., 4.45%, 02/15/26	0.5%
Canadian Natural Resources Ltd., 2.05%, 07/15/25	0.5%
Fidelity National Information Services, Inc., 1.15%, 03/01/26	0.5%

C000144296 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust High Income Strategic Focus ETF
Class Name	First Trust High Income Strategic Focus ETF
Trading Symbol	HISF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust High Income Strategic Focus ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/HISF. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/HISF
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust High Income Strategic Focus ETF	$9(1)	0.17%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.

Expenses Paid, Amount	$ 9	[5]
Expense Ratio, Percent	0.17%	[5],[6]
Net Assets	$ 46,493,960
Holdings Count | Holding	10
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$46,493,960
Total number of portfolio holdings	10
Portfolio turnover rate	28%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	99.8%
Money Market Funds	0.2%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.

C000144500 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Low Duration Opportunities ETF
Class Name	First Trust Low Duration Opportunities ETF
Trading Symbol	LMBS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Low Duration Opportunities ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/LMBS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/LMBS
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Low Duration Opportunities ETF	$32(1)	0.64%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.

Expenses Paid, Amount	$ 32	[7]
Expense Ratio, Percent	0.64%	[7],[8]
Net Assets	$ 4,951,274,560
Holdings Count | Holding	1,106
Investment Company Portfolio Turnover	137.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$4,951,274,560
Total number of portfolio holdings	1,106
Portfolio turnover rate	137%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
U.S. Government Agency Mortgage-Backed Securities	82.7%
Mortgage-Backed Securities	7.8%
U.S. Government Bonds and Notes	4.8%
Asset-Backed Securities	1.6%
U.S. Government Agency Securities	0.2%
Exchange-Traded Funds	0.1%
U.S. Treasury Bills	10.0%
Money Market Funds	5.7%
U.S. Government Agency Mortgage-Backed Securities Sold Short	(3.8%)
Written Options	(0.6%)
Net Other Assets and Liabilities(1)	(8.5%)
Total	100.0%
Credit Quality (2)
Any amount shown as 0.0% represents less than 0.1%.
(1) Includes variation margin on futures contracts.
(2) The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO of the creditworthiness of an issuer with respect to debt obligations.
C000159952 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust SSI Strategic Convertible Securities ETF
Class Name	First Trust SSI Strategic Convertible Securities ETF
Trading Symbol	FCVT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust SSI Strategic Convertible Securities ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FCVT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FCVT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust SSI Strategic Convertible Securities ETF	$47	0.95%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%	[9]
Net Assets	$ 67,013,432
Holdings Count | Holding	122
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$67,013,432
Total number of portfolio holdings	122
Portfolio turnover rate	67%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Boeing (The) Co., 6.00%, 10/15/27	2.9%
NextEra Energy Capital Holdings, Inc., 3.00%, 03/01/27	2.3%
Morgan Stanley Finance LLC, 0.13%, 02/07/28	2.1%
MicroStrategy, Inc., 0.00%, 12/01/29	2.0%
Morgan Stanley Finance LLC, 0.13%, 04/26/30	1.9%
PG&E Corp., 4.25%, 12/01/27	1.9%
Live Nation Entertainment, Inc., 2.88%, 01/15/30	1.8%
Wells Fargo & Co., Series L, 7.50%	1.8%
Snowflake, Inc., 0.00%, 10/01/27	1.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.21%	1.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Boeing (The) Co., 6.00%, 10/15/27	2.9%
NextEra Energy Capital Holdings, Inc., 3.00%, 03/01/27	2.3%
Morgan Stanley Finance LLC, 0.13%, 02/07/28	2.1%
MicroStrategy, Inc., 0.00%, 12/01/29	2.0%
Morgan Stanley Finance LLC, 0.13%, 04/26/30	1.9%
PG&E Corp., 4.25%, 12/01/27	1.9%
Live Nation Entertainment, Inc., 2.88%, 01/15/30	1.8%
Wells Fargo & Co., Series L, 7.50%	1.8%
Snowflake, Inc., 0.00%, 10/01/27	1.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.21%	1.7%

C000207230 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Long Duration Opportunities ETF
Class Name	First Trust Long Duration Opportunities ETF
Trading Symbol	LGOV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Long Duration Opportunities ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/LGOV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/LGOV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Long Duration Opportunities ETF	$33(1)	0.65%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.

Expenses Paid, Amount	$ 33	[10]
Expense Ratio, Percent	0.65%	[10],[11]
Net Assets	$ 700,548,057
Holdings Count | Holding	159
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$700,548,057
Total number of portfolio holdings	159
Portfolio turnover rate	61%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
U.S. Government Agency Mortgage-Backed Securities	76.1%
U.S. Government Bonds and Notes	24.9%
U.S. Government Agency Securities	4.6%
Exchange-Traded Funds	0.1%
U.S. Treasury Bills	0.7%
Money Market Funds	1.7%
U.S. Government Agency Mortgage-Backed Securities Sold Short	(1.5%)
Written Options	(0.1%)
Net Other Assets and Liabilities(1)	(6.5%)
Total	100.0%
Credit Quality (2)
(1) Includes variation margin on futures contracts.
(2) The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO.
C000213865 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust EIP Carbon Impact ETF
Class Name	First Trust EIP Carbon Impact ETF
Trading Symbol	ECLN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust EIP Carbon Impact ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/ECLN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/ECLN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust EIP Carbon Impact ETF	$49	0.95%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%	[12]
Net Assets	$ 15,371,100
Holdings Count | Holding	60
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$15,371,100
Total number of portfolio holdings	60
Portfolio turnover rate	28%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
American Electric Power Co., Inc.	6.0%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	4.9%
PPL Corp.	3.7%
Xcel Energy, Inc.	3.7%
Duke Energy Corp.	3.6%
DTE Energy Co.	3.5%
Dominion Energy, Inc.	3.5%
TC Energy Corp.	3.3%
Cheniere Energy Partners, L.P.	3.2%
Clearway Energy, Inc., Class A	3.1%
Industry Allocation
Any amount shown as 0.0% represents less than 0.1%.

Largest Holdings [Text Block]
Top Ten Holdings
American Electric Power Co., Inc.	6.0%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	4.9%
PPL Corp.	3.7%
Xcel Energy, Inc.	3.7%
Duke Energy Corp.	3.6%
DTE Energy Co.	3.5%
Dominion Energy, Inc.	3.5%
TC Energy Corp.	3.3%
Cheniere Energy Partners, L.P.	3.2%
Clearway Energy, Inc., Class A	3.1%

C000225182 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest S&P 500®Dividend Aristocrats Target Income ETF®
Class Name	FT Vest S&P 500®Dividend Aristocrats Target Income ETF®
Trading Symbol	KNG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/KNG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/KNG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest S&P ® Dividend Aristocrats Target Income ETF500®	$36	0.74%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.74%	[13]
Net Assets	$ 3,628,893,389
Holdings Count | Holding	139
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$3,628,893,389
Total number of portfolio holdings	139
Portfolio turnover rate	63%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
Common Stocks	100.5%
Money Market Funds	0.1%
Written Options	(0.6%)
Net Other Assets and Liabilities	0.0%
Total	100.0%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.

C000229146 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Limited Duration Investment Grade Corporate ETF
Class Name	First Trust Limited Duration Investment Grade Corporate ETF
Trading Symbol	FSIG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Limited Duration Investment Grade Corporate ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FSIG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FSIG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Limited Duration Investment Grade Corporate ETF	$28	0.55%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[14]
Net Assets	$ 1,242,303,132
Holdings Count | Holding	299
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$1,242,303,132
Total number of portfolio holdings	299
Portfolio turnover rate	16%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
MSCI, Inc., 4.00%, 11/15/29	1.4%
Open Text Corp., 6.90%, 12/01/27	1.3%
Crowdstrike Holdings, Inc., 3.00%, 02/15/29	1.2%
United Rentals North America, Inc., 6.00%, 12/15/29	1.2%
Smurfit Kappa Treasury ULC, 5.20%, 01/15/30	1.1%
Mars, Inc., 4.60%, 03/01/28	1.1%
Energy Transfer, L.P., 4.59%, 05/01/25	1.0%
Global Payments, Inc., 4.97%, 05/01/25	1.0%
Berry Global, Inc., 5.50%, 04/15/28	1.0%
Centene Corp., 4.25%, 12/15/27	0.9%
Credit Quality (1)
(1) The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. Ratings are measured highest to lowest on a scale that generally ranges from AAA to D for long-term ratings and A-1 to C for short-term ratings. Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher or a short-term credit rating of A-3 or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. Ratings are measured highest to lowest on a scale that generally ranges from AAA to D for long-term ratings and A-1 to C for short-term ratings. Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher or a short-term credit rating of A-3 or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO.
Largest Holdings [Text Block]
Top Ten Holdings
MSCI, Inc., 4.00%, 11/15/29	1.4%
Open Text Corp., 6.90%, 12/01/27	1.3%
Crowdstrike Holdings, Inc., 3.00%, 02/15/29	1.2%
United Rentals North America, Inc., 6.00%, 12/15/29	1.2%
Smurfit Kappa Treasury ULC, 5.20%, 01/15/30	1.1%
Mars, Inc., 4.60%, 03/01/28	1.1%
Energy Transfer, L.P., 4.59%, 05/01/25	1.0%
Global Payments, Inc., 4.97%, 05/01/25	1.0%
Berry Global, Inc., 5.50%, 04/15/28	1.0%
Centene Corp., 4.25%, 12/15/27	0.9%

C000237940 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Rising Dividend Achievers Target Income ETF
Class Name	FT Vest Rising Dividend Achievers Target Income ETF
Trading Symbol	RDVI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest Rising Dividend Achievers Target Income ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/RDVI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/RDVI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Rising Dividend Achievers Target Income ETF	$37	0.75%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%	[15]
Net Assets	$ 1,767,776,698
Holdings Count | Holding	78
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$1,767,776,698
Total number of portfolio holdings	78
Portfolio turnover rate	54%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
Common Stocks	100.1%
Money Market Funds	0.1%
Written Options	(0.2%)
Net Other Assets and Liabilities	0.0%
Total	100.0%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.

C000238479 [Member]
Shareholder Report [Line Items]
Fund Name	FT Energy Income Partners Strategy ETF
Class Name	FT Energy Income Partners Strategy ETF
Trading Symbol	EIPX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Energy Income Partners Strategy ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/EIPX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/EIPX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Energy Income Partners Strategy ETF	$47	0.95%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%	[16]
Net Assets	$ 363,700,938
Holdings Count | Holding	89
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$363,700,938
Total number of portfolio holdings	89
Portfolio turnover rate	18%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Energy Transfer, L.P.	7.2%
Enterprise Products Partners, L.P.	7.0%
MPLX, L.P.	5.0%
Shell PLC, ADR	4.7%
Exxon Mobil Corp.	4.5%
Imperial Oil Ltd.	4.3%
TotalEnergies SE, ADR	4.2%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	3.6%
ONEOK, Inc.	3.0%
Plains GP Holdings, L.P., Class A	2.7%
Industry Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Energy Transfer, L.P.	7.2%
Enterprise Products Partners, L.P.	7.0%
MPLX, L.P.	5.0%
Shell PLC, ADR	4.7%
Exxon Mobil Corp.	4.5%
Imperial Oil Ltd.	4.3%
TotalEnergies SE, ADR	4.2%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	3.6%
ONEOK, Inc.	3.0%
Plains GP Holdings, L.P., Class A	2.7%

C000241798 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest DJIA® Dogs 10 Target Income ETF
Class Name	FT Vest DJIA® Dogs 10 Target Income ETF
Trading Symbol	DOGG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest DJIA® Dogs 10 Target Income ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DOGG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DOGG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest DJIA® Dogs 10 Target Income ETF	$38	0.75%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[17]
Net Assets	$ 35,510,632
Holdings Count | Holding	42
Investment Company Portfolio Turnover	393.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$35,510,632
Total number of portfolio holdings	42
Portfolio turnover rate	393%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
Common Stocks	49.8%
U.S. Treasury Bills	56.6%
Money Market Funds	0.2%
Purchased Options	0.2%
Written Options	(24.4%)
Net Other Assets and Liabilities	17.6%
Total	100.0%
Sector Allocation

C000243637 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust IntermediateGovernment Opportunities ETF
Class Name	First Trust IntermediateGovernment Opportunities ETF
Trading Symbol	MGOV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Intermediate Government Opportunities ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/MGOV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/MGOV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Intermediate Government Opportunities ETF	$33(1)	0.65%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.

Expenses Paid, Amount	$ 33	[18]
Expense Ratio, Percent	0.65%	[18],[19]
Net Assets	$ 65,757,962
Holdings Count | Holding	139
Investment Company Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$65,757,962
Total number of portfolio holdings	139
Portfolio turnover rate	92%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
U.S. Government Agency Mortgage-Backed Securities	97.0%
U.S. Government Bonds and Notes	11.3%
U.S. Government Agency Securities	1.9%
Money Market Funds	1.0%
U.S. Government Agency Mortgage-Backed Securities Sold Short	(2.2%)
Written Options	(0.4%)
Net Other Assets and Liabilities(1)	(8.6%)
Total	100.0%
Credit Quality (2)
(1) Includes variation margin on futures contracts.
(2) The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO.
C000243955 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Intermediate Duration Investment Grade Corporate ETF
Class Name	First Trust Intermediate Duration Investment Grade Corporate ETF
Trading Symbol	FIIG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Intermediate Duration Investment Grade Corporate ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FIIG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FIIG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Intermediate Duration Investment Grade Corporate ETF	$33	0.65%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[20]
Net Assets	$ 469,444,903
Holdings Count | Holding	272
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$469,444,903
Total number of portfolio holdings	272
Portfolio turnover rate	8%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Bank of America Corp., 4.57%, 04/27/33	1.4%
Icon Investments Six Designated Activity Co., 6.00%, 05/08/34	1.3%
MSCI, Inc., 3.88%, 02/15/31	1.2%
Alcon Finance Corp., 5.38%, 12/06/32	1.2%
Veralto Corp., 5.45%, 09/18/33	1.1%
Crowdstrike Holdings, Inc., 3.00%, 02/15/29	1.1%
Packaging Corp. of America, 5.70%, 12/01/33	1.0%
Morgan Stanley, 5.25%, 04/21/34	1.0%
Smurfit Kappa Treasury ULC, 5.44%, 04/03/34	1.0%
Roper Technologies, Inc., 4.90%, 10/15/34	1.0%
Credit Quality (1)
(1) The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. Ratings are measured highest to lowest on a scale that generally ranges from AAA to D for long-term ratings and A-1 to C for short-term ratings. Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher or a short-term credit rating of A-3 or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. Ratings are measured highest to lowest on a scale that generally ranges from AAA to D for long-term ratings and A-1 to C for short-term ratings. Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher or a short-term credit rating of A-3 or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO.
Largest Holdings [Text Block]
Top Ten Holdings
Bank of America Corp., 4.57%, 04/27/33	1.4%
Icon Investments Six Designated Activity Co., 6.00%, 05/08/34	1.3%
MSCI, Inc., 3.88%, 02/15/31	1.2%
Alcon Finance Corp., 5.38%, 12/06/32	1.2%
Veralto Corp., 5.45%, 09/18/33	1.1%
Crowdstrike Holdings, Inc., 3.00%, 02/15/29	1.1%
Packaging Corp. of America, 5.70%, 12/01/33	1.0%
Morgan Stanley, 5.25%, 04/21/34	1.0%
Smurfit Kappa Treasury ULC, 5.44%, 04/03/34	1.0%
Roper Technologies, Inc., 4.90%, 10/15/34	1.0%

C000243959 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest SMID Rising Dividend Achievers Target Income ETF
Class Name	FT Vest SMID Rising Dividend Achievers Target Income ETF
Trading Symbol	SDVD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest SMID Rising Dividend Achievers Target Income ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/SDVD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/SDVD
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest SMID Rising Dividend Achievers Target Income ETF	$40	0.85%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.85%	[21]
Net Assets	$ 411,415,520
Holdings Count | Holding	191
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$411,415,520
Total number of portfolio holdings	191
Portfolio turnover rate	77%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
Common Stocks	100.0%
Money Market Funds	0.1%
Written Options	(0.2%)
Net Other Assets and Liabilities	0.1%
Total	100.0%
Sector Allocation

C000243963 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Technology Dividend Target Income ETF
Class Name	FT Vest Technology Dividend Target Income ETF
Trading Symbol	TDVI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest Technology Dividend Target Income ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/TDVI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/TDVI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Technology Dividend Target Income ETF	$36	0.75%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.75%	[22]
Net Assets	$ 76,529,685
Holdings Count | Holding	91
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$76,529,685
Total number of portfolio holdings	91
Portfolio turnover rate	12%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
Common Stocks	99.9%
Money Market Funds	0.1%
Written Options	(0.1%)
Net Other Assets and Liabilities	0.1%
Total	100.0%
Sector Allocation

C000248088 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Dow Jones Internet & Target Income ETF
Class Name	FT Vest Dow Jones Internet & Target Income ETF
Trading Symbol	FDND
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest Dow Jones Internet & Target Income ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDND. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FDND
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Dow Jones Internet & Target Income ETF	$38	0.75%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[23]
Net Assets	$ 6,233,308
Holdings Count | Holding	43
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$6,233,308
Total number of portfolio holdings	43
Portfolio turnover rate	7%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
Common Stocks	100.0%
Money Market Funds	0.2%
Written Options	(0.2%)
Net Other Assets and Liabilities	0.0%
Total	100.0%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.

C000256813 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest High Yield & Target Income ETF
Class Name	FT Vest High Yield & Target Income ETF
Trading Symbol	HYTI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest High Yield & Target Income ETF (the “Fund”) for the period of February 12, 2025 (commencement of investment operations) to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/HYTI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/HYTI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest High Yield & Target Income ETF	$14(1)	0.65%(2)
(1)	The Fund commenced investment operations on February 12, 2025. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 14	[24]
Expense Ratio, Percent	0.65%	[25]
Net Assets	$ 11,619,719
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$11,619,719
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
U.S. Treasury Bills	1.2%
Money Market Funds	1.8%
Purchased Options	96.2%
Written Options	(0.0%)
Net Other Assets and Liabilities	0.8%
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.

C000256815 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Investment Grade & Target Income ETF
Class Name	FT Vest Investment Grade & Target Income ETF
Trading Symbol	LQTI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest Investment Grade & Target Income ETF (the “Fund”) for the period of February 12, 2025 (commencement of investment operations) to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/LQTI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/LQTI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Investment Grade & Target Income ETF	$14(1)	0.65%(2)
(1)	The Fund commenced investment operations on February 12, 2025. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 14	[26]
Expense Ratio, Percent	0.65%	[27]
Net Assets	$ 25,172,220
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$25,172,220
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
U.S. Treasury Bills	0.9%
Money Market Funds	1.6%
Purchased Options	96.9%
Written Options	(0.1%)
Net Other Assets and Liabilities	0.7%
Total	100.0%

C000256817 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest 20+ Year Treasury & Target Income ETF
Class Name	FT Vest 20+ Year Treasury & Target Income ETF
Trading Symbol	LTTI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Vest 20+ Year Treasury & Target Income ETF (the “Fund”) for the period of February 12, 2025 (commencement of investment operations) to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/LTTI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/LTTI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest 20+ Year Treasury & Target Income ETF	$14(1)	0.65%(2)
(1)	The Fund commenced investment operations on February 12, 2025. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 14	[28]
Expense Ratio, Percent	0.65%	[29]
Net Assets	$ 11,055,603
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$11,055,603
Total number of portfolio holdings	5
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
U.S. Treasury Bills	0.7%
Money Market Funds	1.4%
Purchased Options	97.3%
Written Options	(0.1%)
Net Other Assets and Liabilities	0.7%
Total	100.0%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[6]	Annualized.
[7]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[8]	Annualized.
[9]	Annualized.
[10]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[11]	Annualized.
[12]	Annualized.
[13]	Annualized.
[14]	Annualized.
[15]	Annualized.
[16]	Annualized.
[17]	Annualized.
[18]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[19]	Annualized.
[20]	Annualized.
[21]	Annualized.
[22]	Annualized.
[23]	Annualized.
[24]	The Fund commenced investment operations on February 12, 2025. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
[25]	Annualized.
[26]	The Fund commenced investment operations on February 12, 2025. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
[27]	Annualized.
[28]	The Fund commenced investment operations on February 12, 2025. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
[29]	Annualized.